Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
October 31, 2021
AFHC-NPRT1-1221
1.809075.118
Common Stocks - 98.2%
	Shares	Value ($)
Biotechnology - 20.7%
Biotechnology - 20.7%
ADC Therapeutics SA (a)	580,097	16,817,012
Agios Pharmaceuticals, Inc. (a)(b)	700,000	32,900,000
Alnylam Pharmaceuticals, Inc. (a)	709,400	113,191,864
Ambrx Biopharma, Inc. ADR	85,456	1,076,746
Arcutis Biotherapeutics, Inc. (a)	381,400	8,078,052
Argenx SE ADR (a)	500,000	150,980,000
Ascendis Pharma A/S sponsored ADR (a)	565,607	85,751,677
Atara Biotherapeutics, Inc. (a)	1,080,000	16,718,400
Avid Bioservices, Inc. (a)	1,000,000	30,680,000
BeiGene Ltd. ADR (a)	80,000	28,617,600
BioAtla, Inc.	340,000	9,938,200
Celldex Therapeutics, Inc. (a)	428,000	18,207,120
Century Therapeutics, Inc.	441,762	9,926,392
Cerevel Therapeutics Holdings (a)	750,000	30,487,500
Cytokinetics, Inc. (a)	900,000	31,419,000
Denali Therapeutics, Inc. (a)	400,000	19,340,000
Erasca, Inc. (b)	1,346,800	26,639,704
Exelixis, Inc. (a)	1,280,000	27,532,800
Fate Therapeutics, Inc. (a)	280,000	15,064,000
Forma Therapeutics Holdings, Inc. (a)	460,000	8,537,600
Generation Bio Co. (a)	287,443	6,024,805
Graphite Bio, Inc.	600,000	7,644,000
Imago BioSciences, Inc.	28,000	745,360
Innovent Biologics, Inc. (a)(c)	5,000,000	44,855,729
Instil Bio, Inc. (a)	722,881	14,725,086
Intellia Therapeutics, Inc. (a)	200,000	26,596,000
Janux Therapeutics, Inc. (b)	171,000	4,163,850
Keros Therapeutics, Inc. (a)	320,000	13,350,400
Kinnate Biopharma, Inc. (b)	180,000	4,278,600
Kura Oncology, Inc. (a)	960,000	15,763,200
Kymera Therapeutics, Inc. (a)	280,000	16,486,400
Mirati Therapeutics, Inc. (a)	420,000	79,388,400
Morphic Holding, Inc. (a)	176,900	10,171,750
Nuvalent, Inc. Class A (a)(b)	213,687	5,220,373
ORIC Pharmaceuticals, Inc. (a)	440,000	6,441,600
Passage Bio, Inc. (a)	403,100	3,515,032
Poseida Therapeutics, Inc. (a)	976,054	6,256,506
Prelude Therapeutics, Inc. (a)(b)	640,000	11,251,200
PTC Therapeutics, Inc. (a)	800,000	30,344,000
Regeneron Pharmaceuticals, Inc. (a)	270,000	172,783,800
Relay Therapeutics, Inc. (a)	1,000,000	33,250,000
Repare Therapeutics, Inc. (a)	284,700	7,120,347
Revolution Medicines, Inc. (a)(b)	600,000	17,658,000
Sarepta Therapeutics, Inc. (a)	580,000	45,895,400
Scholar Rock Holding Corp. (a)(b)	88,075	2,316,373
Shattuck Labs, Inc.	638,771	12,328,280
Stoke Therapeutics, Inc. (a)	320,000	7,305,600
Taysha Gene Therapies, Inc. (a)	221,964	3,471,517
TG Therapeutics, Inc. (a)	1,900,000	59,318,000
Twist Bioscience Corp. (a)	250,000	29,700,000
uniQure B.V. (a)	440,000	13,406,800
Vaxcyte, Inc. (a)	500,000	11,700,000
Xencor, Inc. (a)	900,000	35,604,000
Xenon Pharmaceuticals, Inc. (a)	145,700	4,538,555
Zai Lab Ltd. (a)	180,000	18,673,385
Zentalis Pharmaceuticals, Inc. (a)	800,125	64,362,055
Zymeworks, Inc. (a)	670,000	14,907,500
		1,543,465,570
Health Care Equipment & Supplies - 21.9%
Health Care Equipment - 21.9%
Boston Scientific Corp. (a)	8,780,000	378,681,400
Danaher Corp.	1,320,000	411,536,400
DexCom, Inc. (a)	72,000	44,871,120
Envista Holdings Corp. (a)	1,280,000	50,048,000
Hologic, Inc. (a)	1,000,000	73,310,000
Insulet Corp. (a)	667,637	206,980,823
Intuitive Surgical, Inc. (a)	174,000	62,836,620
Masimo Corp. (a)	270,000	76,555,800
Outset Medical, Inc. (a)	584,162	31,118,310
Penumbra, Inc. (a)	795,000	219,857,250
PROCEPT BioRobotics Corp.	80,000	3,418,400
Tandem Diabetes Care, Inc. (a)	500,000	68,165,000
		1,627,379,123
Health Care Providers & Services - 28.7%
Health Care Facilities - 3.2%
Cano Health, Inc. (a)	3,567,400	39,205,726
HCA Holdings, Inc.	540,000	135,248,400
Rede D'Oregon Sao Luiz SA (c)	3,900,000	40,770,403
Surgery Partners, Inc. (a)	540,000	22,215,600
		237,440,129
Health Care Services - 6.4%
agilon health, Inc. (a)(b)	1,500,000	36,750,000
Cigna Corp.	1,400,000	299,054,000
Guardant Health, Inc. (a)	440,000	51,387,600
LifeStance Health Group, Inc.	1,500,000	17,970,000
Oak Street Health, Inc. (a)(b)	1,540,000	72,734,200
		477,895,800
Managed Health Care - 19.1%
Alignment Healthcare, Inc. (a)	2,393,346	47,531,852
Centene Corp. (a)	2,800,000	199,472,000
Humana, Inc.	970,000	449,265,200
UnitedHealth Group, Inc.	1,565,000	720,635,549
		1,416,904,601
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,132,240,530
Health Care Technology - 2.4%
Health Care Technology - 2.4%
Castlight Health, Inc. (a)	331,400	596,520
Castlight Health, Inc. Class B (a)	2,800,000	5,040,000
Definitive Healthcare Corp. (b)	280,000	11,239,200
Doximity, Inc. (b)	40,000	2,779,200
Evolent Health, Inc. (a)	280,000	8,195,600
Health Catalyst, Inc. (a)	945,823	49,788,123
Inspire Medical Systems, Inc. (a)	200,000	53,916,000
Medlive Technology Co. Ltd. (c)	962,481	5,003,837
Phreesia, Inc. (a)	600,000	42,324,000
		178,882,480
Life Sciences Tools & Services - 11.3%
Life Sciences Tools & Services - 11.3%
10X Genomics, Inc. (a)	560,000	90,311,200
Avantor, Inc. (a)	540,000	21,805,200
Bio-Rad Laboratories, Inc. Class A (a)	175,000	139,069,000
Bruker Corp.	1,180,000	94,754,000
Charles River Laboratories International, Inc. (a)	160,000	71,788,800
Lonza Group AG	134,000	109,851,900
Maravai LifeSciences Holdings, Inc.	600,000	25,374,000
Olink Holding AB ADR (a)	640,000	20,582,400
Seer, Inc.	6,065	223,920
Seer, Inc. Class A (d)	273,935	10,113,680
Stevanato Group SpA	900,000	23,103,000
Thermo Fisher Scientific, Inc.	375,000	237,401,250
		844,378,350
Personal Products - 0.6%
Personal Products - 0.6%
The Beauty Health Co. (a)(b)	600,000	16,482,000
The Beauty Health Co. (d)	1,000,000	27,470,000
		43,952,000
Pharmaceuticals - 12.6%
Pharmaceuticals - 12.6%
Arvinas Holding Co. LLC (a)	540,000	46,753,200
AstraZeneca PLC (United Kingdom)	1,180,000	147,619,581
Bristol-Myers Squibb Co.	1,080,000	63,072,000
Eli Lilly & Co.	1,500,000	382,140,000
Nektar Therapeutics (a)	1,290,000	19,556,400
Pharvaris BV	350,000	6,209,000
Pliant Therapeutics, Inc. (a)	571,621	9,105,923
Roche Holding AG (participation certificate)	370,000	143,335,852
Royalty Pharma PLC (b)	2,400,000	94,872,000
Theseus Pharmaceuticals, Inc.	280,000	4,793,600
UCB SA	150,000	17,877,540
		935,335,096
TOTAL COMMON STOCKS (Cost $4,739,819,915)		7,305,633,149

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.5%
Biotechnology - 0.5%
Asimov, Inc. Series B (d)(e)	67,547	6,260,303
Caris Life Sciences, Inc. Series D (d)(e)	2,082,481	16,868,096
Element Biosciences, Inc. Series C (d)(e)	376,690	7,743,616
ElevateBio LLC Series C (d)(e)	163,300	685,044
Inscripta, Inc. Series E (d)(e)	826,424	7,297,324
		38,854,383
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	236,142	3,265,844

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (d)(e)	130,618	5,001,455
Wugen, Inc. Series B (d)(e)	300,054	2,326,889
		7,328,344
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	638,900	5,877,880

TOTAL CONVERTIBLE PREFERRED STOCKS		55,326,451
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (d)(e)(f)	195,000	5,597,126

TOTAL PREFERRED STOCKS (Cost $58,656,403)		60,923,577

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	77,308,087	77,323,548
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	145,585,715	145,600,274
TOTAL MONEY MARKET FUNDS (Cost $222,923,822)		222,923,822

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $5,021,400,140)	7,589,480,548
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(150,142,448)
NET ASSETS - 100.0%	7,439,338,100

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,629,969 or 1.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,507,257 or 1.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455
Aristea Therapeutics, Inc. Series B	10/06/20	3,522,703
Asimov, Inc. Series B	10/29/21	6,260,303
Caris Life Sciences, Inc. Series D	5/11/21	16,868,096
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960
Element Biosciences, Inc. Series C	6/21/21	7,743,503
ElevateBio LLC Series C	3/09/21	685,044
Inscripta, Inc. Series E	3/30/21	7,297,324
Seer, Inc. Class A	12/08/20	5,204,765
The Beauty Health Co.	12/08/20	10,000,000
Thriveworks TopCo LLC Series B	7/23/21	5,597,126
Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	26,773,635	292,618,050	242,068,137	6,274	-	-	77,323,548	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	90,896,753	190,465,849	135,762,328	160,789	-	-	145,600,274	0.4%
Total	117,670,388	483,083,899	377,830,465	167,063	-	-	222,923,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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